Derivatives - Cash flow hedges - Hedging instruments impacted by Ibor reform (Details) £ in Millions, number in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	56,726	43,598
Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	26,649		24,486
Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	30,077	19,109
Interest rate
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	56,144	39,553	39,553
Interest rate | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	15,270	12,744
Interest rate | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	14,940	12,284
Interest rate | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	0
Interest rate | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	225	336
Interest rate | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	105	124
Interest rate | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	40,874	26,809
Interest rate | Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	26,649	24,486
Interest rate | Fair value hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	7,911	6,867
Interest rate | Fair value hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	7,581	6,407
Interest rate | Fair value hedges | Impacted by Ibor reform | € | Euribor
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		6,407
Interest rate | Fair value hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	0
Interest rate | Fair value hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	225	336
Interest rate | Fair value hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	105	124
Interest rate | Fair value hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	18,738	17,619
Interest rate | Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	29,495	15,067
Interest rate | Cash flow hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	7,359	5,877
Interest rate | Cash flow hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	7,359	5,877
Interest rate | Cash flow hedges | Impacted by Ibor reform | € | Euribor
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		5,877
Interest rate | Cash flow hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	0
Interest rate | Cash flow hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	0
Interest rate | Cash flow hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	0
Interest rate | Cash flow hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	22,136	9,190